Schedule of Investments (unaudited)
January 31, 2025
 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 27.6%
FHLMC — 2.3%

Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/54	2,769,676	$2,791,865
FNMA — 1.3%

Federal National Mortgage Association (FNMA)	6.000%	7/1/54	1,484,776	1,496,187
GNMA — 24.0%
Government National Mortgage Association (GNMA) II	6.000%	10/20/53- 12/20/54	28,364,050	28,662,499

Total Mortgage-Backed Securities (Cost — $32,899,134)				32,950,551
Sovereign Bonds — 20.6%
Brazil — 9.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	13,900,000 BRL	1,960,551
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	38,380,000 BRL	5,217,841
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	27,340,000 BRL	3,599,006
Total Brazil				10,777,398
Colombia — 3.8%
Colombian TES, Bonds	9.250%	5/28/42	2,520,000,000 COP	477,173
Colombian TES, Bonds	7.250%	10/26/50	28,080,000,000 COP	4,074,561
Total Colombia				4,551,734
Mexico — 5.5%

Mexican Bonos, Bonds	8.000%	7/31/53	174,300,000 MXN	6,538,662
South Africa — 2.3%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	64,000,000 ZAR	2,730,254

Total Sovereign Bonds (Cost — $27,862,500)				24,598,048
Corporate Bonds & Notes — 18.8%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.7%
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	866,574	800,824 (a)

Consumer Discretionary — 4.5%
Automobiles — 4.0%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	2,400,000	2,416,063
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	2,310,000	2,312,798
Total Automobiles				4,728,861
Textiles, Apparel & Luxury Goods — 0.5%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	600,000	575,031 (b)

Total Consumer Discretionary				5,303,892
Energy — 3.4%
Oil, Gas & Consumable Fuels — 3.4%
BP Capital Markets PLC, Senior Notes (4.375% to 9/22/25 then 5 year Treasury Constant Maturity Rate + 4.036%)	4.375%	6/22/25	640,000	638,094 (c)(d)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	969,000	1,012,001 (b)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,210,000	1,168,080
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	1,850,000	1,267,364

Total Energy				4,085,539
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 8.6%
Banks — 6.2%
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	1,380,000	$1,354,738 (c)(d)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	5.133%	3/14/25	2,530,000	2,531,446 (b)(d)
Toronto-Dominion Bank, Senior Notes	4.568%	12/17/26	2,370,000	2,365,813
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	1,109,000	1,090,295 (c)(d)
Total Banks				7,342,292
Capital Markets — 0.4%
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	530,000	529,083 (c)(d)
Consumer Finance — 2.0%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	1,270,000	1,221,695 (c)(d)
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	1,260,000	1,217,903 (c)(d)
Total Consumer Finance				2,439,598

Total Financials				10,310,973
Industrials — 0.7%
Trading Companies & Distributors — 0.7%
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	781,000	772,345 (b)(c)(d)

Information Technology — 0.7%
Electronic Equipment, Instruments & Components — 0.7%
Jabil Inc., Senior Notes	3.000%	1/15/31	970,000	854,059

Real Estate — 0.2%
Diversified REITs — 0.2%
Trust Fibra Uno, Senior Notes	7.700%	1/23/32	270,000	273,880 (b)

Total Corporate Bonds & Notes (Cost — $22,266,369)				22,401,512
U.S. Government & Agency Obligations — 12.2%
U.S. Government Obligations — 12.2%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	4.436%	10/31/25	1,750,000	1,751,918 (d)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.150%)	4.416%	4/30/26	12,770,000	12,782,116 (d)

Total U.S. Government & Agency Obligations (Cost — $14,511,771)				14,534,034
Collateralized Mortgage Obligations(e) — 4.8%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K087 A2	3.771%	12/25/28	2,850,000	2,768,545
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1B (30 Day Average SOFR + 3.250%)	7.599%	4/25/43	1,590,000	1,688,169 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R03 2M2 (30 Day Average SOFR + 3.900%)	8.251%	4/25/43	1,180,000	1,269,052 (b)(d)

Total Collateralized Mortgage Obligations (Cost — $5,883,584)				5,725,766
Non-U.S. Treasury Inflation Protected Securities — 3.1%
Poland — 3.1%
Republic of Poland Government Bond (Cost — $4,022,638)	2.000%	8/25/36	17,012,134 PLN	3,671,004
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Convertible Bonds & Notes — 0.7%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.7%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK) (Cost — $826,211)	3.875%	11/30/30	745,302	$868,714 (a)
Total Investments before Short-Term Investments (Cost — $108,272,207)				104,749,629

Short-Term Investments — 10.6%
Sovereign Bonds — 7.0%
Egypt Treasury Bills	25.733%	4/1/25	218,500,000 EGP	4,189,292 (f)
Egypt Treasury Bills	27.080%	7/1/25	229,000,000 EGP	4,128,720 (f)

Total Sovereign Bonds (Cost — $8,625,818)				8,318,012
			Shares
Money Market Funds — 3.6%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $4,315,860)	4.257%		4,315,860	4,315,860 (g)(h)

Total Short-Term Investments (Cost — $12,941,678)				12,633,872
Total Investments — 98.4% (Cost — $121,213,885)				117,383,501
Other Assets in Excess of Liabilities — 1.6%				1,854,744
Total Net Assets — 100.0%				$119,238,245

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Rate shown represents yield-to-maturity.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $4,315,860 and the cost was $4,315,860 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
COP	—	Colombian Peso
EGP	—	Egyptian Pound
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
ZAR	—	South African Rand
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 BrandywineGLOBAL — Global Unconstrained Bond Fund
At January 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
United Kingdom Long Gilt Bonds	118	3/25	$13,817,917	$13,573,012	$(244,905)
Contracts to Sell:
Euro-Bobl	397	3/25	48,994,907	48,363,287	631,620
Net unrealized appreciation on open futures contracts					$386,715

Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
At January 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,660,000	USD	5,798,670	Citibank N.A.	2/5/25	$74,316
USD	1,239,902	EUR	1,170,000	Citibank N.A.	2/5/25	25,874
USD	4,742,531	EUR	4,490,000	Citibank N.A.	2/5/25	83,572
EUR	11,530,000	USD	11,884,548	Goldman Sachs Group Inc.	2/5/25	79,326
EUR	11,210,000	USD	11,690,987	JPMorgan Chase & Co.	2/5/25	(59,155)
USD	23,647,326	EUR	22,740,000	JPMorgan Chase & Co.	2/5/25	51,620
USD	9,772,966	ZAR	178,900,000	Barclays Bank PLC	2/13/25	207,935
ZAR	41,900,000	USD	2,342,588	Barclays Bank PLC	2/13/25	(102,371)
ZAR	64,500,000	USD	3,422,023	Barclays Bank PLC	2/13/25	26,521
ZAR	72,500,000	USD	3,995,944	Citibank N.A.	2/13/25	(119,674)
CLP	1,170,000,000	USD	1,303,737	HSBC Securities Inc.	2/14/25	(111,134)
USD	1,177,418	CLP	1,170,000,000	HSBC Securities Inc.	2/14/25	(15,186)
USD	3,535,910	NOK	40,400,000	JPMorgan Chase & Co.	2/19/25	(33,327)
NOK	40,400,000	USD	3,682,385	Morgan Stanley & Co. Inc.	2/19/25	(113,149)
SEK	65,900,000	USD	6,099,226	Morgan Stanley & Co. Inc.	2/24/25	(147,183)
USD	6,213,388	SEK	65,900,000	Morgan Stanley & Co. Inc.	2/24/25	261,346
CNH	1,350,000	USD	184,925	JPMorgan Chase & Co.	2/27/25	(388)
CNH	2,100,000	USD	288,423	JPMorgan Chase & Co.	2/27/25	(1,364)
CNH	2,400,000	USD	330,423	JPMorgan Chase & Co.	2/27/25	(2,356)
CNH	3,100,000	USD	428,475	JPMorgan Chase & Co.	2/27/25	(4,722)
CNH	16,770,000	USD	2,281,097	JPMorgan Chase & Co.	2/27/25	11,271
USD	156,889	CNH	1,150,000	JPMorgan Chase & Co.	2/27/25	(309)
USD	503,091	CNH	3,700,000	JPMorgan Chase & Co.	2/27/25	(2,679)
USD	18,492,773	CNH	133,680,000	JPMorgan Chase & Co.	2/27/25	219,443
USD	3,299,382	AUD	5,370,000	Citibank N.A.	3/6/25	(39,586)
AUD	5,650,000	USD	3,654,166	Morgan Stanley & Co. Inc.	3/6/25	(141,099)
USD	175,530	AUD	280,000	Standard Chartered PLC	3/6/25	1,432
CHF	3,340,000	USD	3,665,098	Morgan Stanley & Co. Inc.	3/12/25	18,814
USD	175,677	CHF	160,000	UBS Securities LLC	3/12/25	(798)
USD	10,290,864	CHF	8,930,000	UBS Securities LLC	3/12/25	441,363
CHF	130,000	USD	146,974	Wells Fargo Securities LLC	3/12/25	(3,588)
CHF	140,000	USD	160,303	Wells Fargo Securities LLC	3/12/25	(5,888)
CHF	170,000	USD	192,257	Wells Fargo Securities LLC	3/12/25	(4,752)
JPY	918,000,000	USD	5,919,751	Citibank N.A.	3/13/25	27,047
JPY	1,027,000,000	USD	6,937,525	Citibank N.A.	3/13/25	(284,626)
USD	4,861,174	JPY	756,000,000	Citibank N.A.	3/13/25	(36,189)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Global Unconstrained Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	710,000,000	USD	4,618,036	HSBC Securities Inc.	3/13/25	$(18,661)
USD	266,034	JPY	40,000,000	HSBC Securities Inc.	3/13/25	6,915
USD	905,619	JPY	141,000,000	HSBC Securities Inc.	3/13/25	(7,778)
JPY	24,000,000	USD	154,523	JPMorgan Chase & Co.	3/13/25	949
JPY	1,028,000,000	USD	6,946,814	JPMorgan Chase & Co.	3/13/25	(287,437)
USD	295,894	JPY	45,000,000	Standard Chartered PLC	3/13/25	4,385
BRL	14,240,000	USD	2,361,330	Bank of New York	4/16/25	39,108
USD	4,891,650	BRL	30,000,000	HSBC Securities Inc.	4/16/25	(165,453)
CAD	8,460,000	USD	5,899,417	Morgan Stanley & Co. Inc.	4/28/25	(55,364)
MXN	101,300,000	USD	4,871,246	Bank of New York	4/29/25	(49,151)
USD	3,671,269	PLN	15,050,000	Citibank N.A.	4/30/25	(17,035)
USD	4,669,585	COP	20,160,000,000	JPMorgan Chase & Co.	4/30/25	(67,235)
EUR	22,740,000	USD	23,752,157	JPMorgan Chase & Co.	5/5/25	(49,212)
Net unrealized depreciation on open forward foreign currency contracts						$(365,612)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
EUR	—	Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$32,950,551	—	$32,950,551
Sovereign Bonds	—	24,598,048	—	24,598,048
Corporate Bonds & Notes	—	22,401,512	—	22,401,512
U.S. Government & Agency Obligations	—	14,534,034	—	14,534,034
Collateralized Mortgage Obligations	—	5,725,766	—	5,725,766
Non-U.S. Treasury Inflation Protected Securities	—	3,671,004	—	3,671,004
Convertible Bonds & Notes	—	868,714	—	868,714
Total Long-Term Investments	—	104,749,629	—	104,749,629
Short-Term Investments†:
Sovereign Bonds	—	8,318,012	—	8,318,012
Money Market Funds	$4,315,860	—	—	4,315,860
Total Short-Term Investments	4,315,860	8,318,012	—	12,633,872
Total Investments	$4,315,860	$113,067,641	—	$117,383,501
Other Financial Instruments:
Futures Contracts††	$631,620	—	—	$631,620
Forward Foreign Currency Contracts††	—	$1,581,237	—	1,581,237
Total Other Financial Instruments	$631,620	$1,581,237	—	$2,212,857
Total	$4,947,480	$114,648,878	—	$119,596,358
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$244,905	—	—	$244,905
Forward Foreign Currency Contracts††	—	$1,946,849	—	1,946,849
Total	$244,905	$1,946,849	—	$2,191,754

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,669,045	$30,570,722	30,570,722	$30,923,907	30,923,907

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$40,150	—	$4,315,860

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Quarterly Report